Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of Shareholders' Equity
Shareholders’ equity is as follows:

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Shareholders’ equity
Common Shares	19.5	9.1
Preferred Shares	—	92.9
Paid-in surplus and retained earnings	819.5	261.6
Currency translation adjustment and other reserves	57.3	120.0

Total shareholders’ equity	896.3	483.7